EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended September 30, 2016

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	53.60%
From	01-Sep-16	15-Sep-16	17-Oct-16	Floating Allocation Percentage at Month-End	84.08%
To	30-Sep-16	17-Oct-16
Days	32

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$6,712,136.90		Ending Balance	-
Series Nominal Liquidation Amount	1,982,030,136.90
			Distributions to Investors
Required Participation Amount	$1,982,030,136.90		A1 Days	32
Excess Receivables	$376,789,374.96		A1 LIBOR	0.524280%
			A1 Applicable Margin	0.640000%
Total Collateral	2,358,819,511.87			1.164280%

Collateral as Percent of Notes	147.43%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	879,678.22	0.88
			Principal A1	-	-
	NMOTR
	Total Pool				0.88
Beginning Gross Principal Pool Balance	$4,959,657,683.98					1.34%
Total Principal Collections	$(2,000,300,111.18)			Actual	Per $1000
Investment in New Receivables	$2,038,238,504.78		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(22,177,855.38)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	1,842,178.22
New Series Issued During Collection Period	$0.00		Servicing Fee	1,647,625.32
Less Net CMA Offset	$(568,970,002.46)		Excess Cash Flow	1,585,984.79
Less Servicing Adjustment	$(5,337,107.22)
Ending Balance	$4,401,111,112.52

SAP for Next Period	53.60%		Reserve Account

Average Receivable Balance	$4,388,178,802.43		Required Balance	$8,000,000.00
Monthly Payment Rate	45.58%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$11,263,631.18			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	0.00%
Recoveries on Receivables Written Off	0.00
Total Available	$11,263,631.18		Pass / Fail	PASS